Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

($ millions)	2023	2022
Employee future benefits (Note 24)	355	274
Equity investments (1)	237	201
RECs (Note 8)	155	142
Other investments	133	115
Supplemental Executive Retirement Plan ("SERP")	117	155
Operating leases (Note 15)	51	43
Derivatives	43	118
Deferred compensation plan	22	40
Other	185	125
	1,298	1,213
(1)    Includes investments in Belize Electricity and Wataynikaneyap Partnership